Quarterly Data (unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Quarterly Financial Data [Abstract]
Revenues	$ 1,273.1	$ 1,440.9	$ 2,812.0	$ 2,125.2	$ 1,113.9	$ 1,153.5	$ 2,173.8	$ 1,679.5	$ 7,651.2	$ 6,120.7	$ 5,685.7
Operating income (loss)	49.2	29.5	591.0	395.0	27.5	(1.0)	515.3	468.2	1,064.7	1,010.0	992.4
Net income (loss) including noncontrolling interests	(7.8)	(11.7)	407.7	434.2	(16.7)	(62.2)	311.8	290.9	822.4	523.8	488.8
Net income (loss) attributable to UGI Corporation	$ 24.4	$ 52.4	$ 276.0	$ 365.9	$ 5.0	$ (19.0)	$ 219.9	$ 230.7	$ 718.7	$ 436.6	$ 364.7
Earnings (loss) per common share attributable to UGI Corporation stockholders:
Basic (in dollars per share)	$ 0.14	$ 0.30	$ 1.59	$ 2.11	$ 0.03	$ (0.11)	$ 1.27	$ 1.33	$ 4.13	$ 2.51	$ 2.11
Diluted (in dollars per share)	$ 0.14	$ 0.30	$ 1.57	$ 2.07	$ 0.03	$ (0.11)	$ 1.24	$ 1.30	$ 4.06	$ 2.46	$ 2.08
Basic (in shares)	174,391	173,991	173,570	173,670	173,769	173,742	173,624	173,512	173,908	173,662	173,154
Diluted (in shares)	177,506	176,807	176,350	176,948	177,175	173,742	177,136	176,984	176,905	177,159	175,572
Effect of Fourth Quarter Events [Line Items]
Tax Cuts And Jobs Act Of 2017, increase (decrease) in net income	$ (5.8)	$ 0.8	$ 5.3	$ 166.0
2017 French Finance Bills, increase (decrease) in net income	$ (1.4)	(0.1)	$ (3.7)	$ 17.3
Beneficial impact of adjustment to income tax liabilities									$ 52.1	$ (0.6)
Impairment of intangible assets, finite-lived		75.0							75.0	0.0	$ 0.0
Loss on extinguishments of debt						$ 0.7	$ 3.6	$ 5.3	0.0	$ 59.7	$ 48.9
Trademarks and Trade Names
Effect of Fourth Quarter Events [Line Items]
Impairment of intangible assets, finite-lived		$ 14.5
French Parliament
Effect of Fourth Quarter Events [Line Items]
Beneficial impact of adjustment to income tax liabilities					$ 1.6			$ 27.4	$ 29.0